SUMMARY PROSPECTUS

Lord Abbett

U.S. Government & Government Sponsored Enterprises Money Market Fund

NOVEMBER 1, 2026

CLASS/TICKER
CLASS A	LACXX
CLASS C	LCCXX
CLASS I	LAYXX

Before you invest, you may want to review the Fund’s prospectus and statement of additional information, which contain more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information and other information about the Fund at www.lordabbett.com/documentsandliterature. You can also get this information at no cost by calling 888-522-2388 (Option #2) or by sending an email request to literature@lordabbett.com. The current prospectus and statement of additional information dated November 1, 2026 as may be supplemented from time to time, are incorporated by reference into this summary prospectus.

INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek high current income and preservation of capital through investments in high quality, short-term, liquid securities. These securities are commonly known as money market instruments.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about sales charge discounts is available from your financial intermediary and in “Sales Charges” on page 22 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Shareholder Fees(1)	(Fees paid directly from your investment)
Class	A and C	I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None(2)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None(3)	None

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	I
Management Fees	0.15%	0.15%	0.15%
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses	0.26%	0.26%	0.26%

(1)

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

(2)

Class A or C shares purchased directly are not subject to any front-end sales charge. However, Class A or C shares initially purchased without a front-end sales charge and subsequently exchanged for shares of another Lord Abbett Fund are subject to any applicable front-end sales charge.

(3)

Class A or C shares purchased directly are not subject to any contingent deferred sales charge (“CDSC”). However, Class A or C shares of the Fund that were obtained in exchange for Class A or C shares of another Lord Abbett Fund that were subject to a CDSC of 1.00% at the time of exchange are subject to a CDSC unless the one-year CDSC period has expired or a CDSC waiver applies. More information about the CDSC is provided in the "Sales Charges" section of the prospectus.

SUMMARY – U.S. Government & Government Sponsored Enterprises Money Market Fund

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$27	$84	$146	$331
Class C Shares	$27	$84	$146	$331
Class I Shares	$27	$84	$146	$331

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a money market fund that attempts to manage its portfolio to maintain a stable share price of $1.00 in accordance with applicable rules of the U.S. Securities and Exchange Commission (“SEC”). The Fund has adopted a policy to invest 99.5% or more of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or U.S. Government securities) in order to qualify as a “government money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

In addition, under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Government securities and/or repurchase agreements that are collateralized by U.S. Government securities. For purposes of these policies, “U.S. Government securities” include securities issued or guaranteed as to principal or interest by the U.S. Government, or by agencies or instrumentalities of the U.S. Government (collectively, “government sponsored enterprises”).

The Fund’s investments in U.S. Government securities may include those backed by the full faith and credit of the U.S. Government, which include direct obligations of the U.S. Treasury (e.g., U.S. Treasury bills, notes and bonds) and securities issued by certain government sponsored enterprises such as the Government National Mortgage Association (“Ginnie Mae”). The U.S. Government securities in which the Fund invests also may include securities issued by other government sponsored enterprises that are sponsored or chartered by Congress but whose securities are not guaranteed by the U.S. Treasury or backed by the full faith and credit of the U.S. Government. These government sponsored enterprises include, but are not limited to, the Federal Home Loan Banks (“FHLBanks”), Federal National Mortgage

SUMMARY – U.S. Government & Government Sponsored Enterprises Money Market Fund

Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”), and Federal Farm Credit Banks Funding Corporation (“Federal Farm Credit Banks”).

The Fund may invest a substantial portion of its assets in securities issued by these government sponsored enterprises.

The Fund, like all other money market funds, is subject to the diversification, liquidity, credit quality, maturity, and other requirements of Rule 2a-7 under the 1940 Act.

The Fund seeks to remain fully invested in accordance with its investment objective. In response to adverse economic, market, or other unfavorable conditions, or to meet regulatorily-imposed liquidity requirements, however, the Fund may temporarily invest its assets in cash in a defensive manner. The Fund also may increase its investments in cash in unusual circumstances, such as unusually large cash inflows (whether through the purchase of Fund shares or the sale of securities) or anticipated increases in redemptions. Although the Fund seeks to be fully invested, to the extent that the Fund invests in cash, the Fund may not achieve its investment objective.

The Fund may sell a security to satisfy redemption requests, increase cash, or for a variety of other reasons, such as when the Fund believes the security seems less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or when selling the security is required to comply with SEC requirements regarding the quality, maturity, duration, and diversification of the Fund’s portfolio.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk. While the Fund seeks to preserve capital by investing in high quality, short-term, liquid securities, the value of such securities will fluctuate in response to economic conditions and market movements.

In addition to the risks of overall market movements and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

• Interest Rate Risk: A rise in prevailing interest rates generally will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of the Fund, the more sensitive its price is to a rise in interest rates. The Fund’s yield may vary in response to changes in interest rates and other market factors. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation, and changes in general economic conditions.

• Credit Risk: Many securities in which the Fund invests are not supported by the full faith and credit of the U.S. Government, even though they are issued by government sponsored enterprises. There can be no assurance that the U.S.

SUMMARY – U.S. Government & Government Sponsored Enterprises Money Market Fund

Government will provide financial support to government sponsored enterprises if it is not legally required to do so. In these situations, the Fund is exposed to the credit risk of the issuing government sponsored enterprise, which may fail to make timely payments of principal or interest, or may default on such payments.

• Mortgage-Related Securities Risk: Mortgage-related securities issued by government sponsored enterprises may be particularly sensitive to changes in prevailing interest rates and economic conditions, including delinquencies and defaults. The prices of mortgage-related securities, depending on their structure and the rate of payments, can be volatile. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations due to a rise in market interest rates). These risks increase the Fund’s overall interest rate risk. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place.

• Issuer Concentration Risk: Because the Fund may invest most of its assets in securities issued or guaranteed by a small number of government sponsored enterprises that are not backed by the full faith and credit of the U.S. Government, it may be more exposed to developments affecting an individual government sponsored enterprise than a fund that invests more widely.

• Repurchase Agreement Risk: If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement, or may be prevented from exercising such rights. If the seller fails to repurchase the security and the market value of the security declines, the Fund will lose money.

• Portfolio Management Risk: If the strategies used and investments selected by the Fund’s portfolio management team fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a favorable market.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

For more information on the principal risks of the Fund, please see the “More Information About the Fund – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. The performance

SUMMARY – U.S. Government & Government Sponsored Enterprises Money Market Fund

information reflects the impact of the Fund’s voluntary expense limitation in effect during a portion of the periods shown. If Lord Abbett had not agreed to limit expenses, returns would have been lower. Each assumes reinvestment of dividends and distributions. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) - Class A Shares* Best Quarter 4th Q 2023 +1.30% Worst Quarter 2nd Q 2021 +0.00% * The year-to-date return for Class A shares as of September 30, 2026 was 2.62%.

For the Fund’s current 7-day yield, call toll-free 888-522-2388. The table below shows the Fund’s Class A, C, and I shares performance over time. The Fund’s average annual total returns include applicable sales charges.

SUMMARY – U.S. Government & Government Sponsored Enterprises Money Market Fund

Average Annual Total Returns
(for the periods ended December 31, 2025)
Class	1 Year	5 Years	10 Years
Class A Shares	4.04%	3.04%	1.85%
Class C Shares(1)	4.04%	3.04%	1.85%
Class I Shares	4.04%	3.03%	1.85%
Lipper Average
Lipper U.S. Government Money Market Funds Average	3.77%	2.82%	1.73%
(reflects no deduction for fees, expenses, or taxes)

(1)	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.

MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Lord, Abbett & Co. LLC (“Lord Abbett”).

PURCHASE AND SALE OF FUND SHARES

The minimum initial and additional amounts shown below vary depending on the class of shares you buy and the type of account. Certain financial intermediaries may impose different restrictions than those described below. Class I shares are only available for purchase by Lord Abbett and its affiliates, including Lord Abbett sponsored employee benefit plans. See ‘‘Choosing a Share Class – Investment Minimums’’ in the prospectus for more information.

Investment Minimums — Initial/Additional Investments
Class	A and C	I
General and IRAs without Invest-A-Matic Investments	Initial: $1,000 Additional: No minimum	N/A
Invest-A-Matic Accounts(1)	Initial: $250 Additional: $50	N/A
IRAs, SIMPLE and SEP Accounts with Payroll Deductions	No minimum	N/A
(1) There is no minimum initial investment for Invest-A-Matic accounts held directly with the Fund, including Individual Retirement Accounts (“IRAs”).

SUMMARY – U.S. Government & Government Sponsored Enterprises Money Market Fund

Initial Investment Minimums — by Exchange or Dividend Reinvestment
Class	A and C
Regular Account	$1,000
IRAs	$250

You may sell (redeem) shares through your securities broker, financial professional or financial intermediary on any business day the Fund calculates its net asset value (“NAV”). If you have direct account access privileges, you may redeem your shares by contacting the Fund in writing at Lord Abbett Funds Service Center, P.O. Box 534489, Pittsburgh, PA 15253-4489 (regular mail) or Attention: 534489, 1350 Penn Avenue, Suite 102, Pittsburgh, PA 15222 (overnight mail), by calling 888-522-2388 or by accessing your account online at www.lordabbett.com.

TAX INFORMATION

The Fund’s distributions, if any, generally are taxable to you as ordinary income, unless you are a tax-exempt investor or investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA. Any withdrawals from such a tax-advantaged arrangement may be taxable to you.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

SUMMARY – U.S. Government & Government Sponsored Enterprises Money Market Fund

NOTES:

Investment Company Act File Number: 811-02924

LAMM-7SUM (11/26)